INTANGIBLE ASSETS - CRYPTOCURRENCIES (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of intangible assets

The Group’s intangible assets - cryptocurrencies comprise the following:

	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
			( Note 3)
Bitcoins (BTC) <1>	—	123,271,122	19,092,266
Chia (XCH) <2>	—	192,894	29,876
Tether (USDT) <3>	—	9,868,419	1,528,423
Less: Impairment of cryptocurrencies	—	(46,463,746)	(7,196,318)

Total	—	86,868,689	13,454,247